MEMBERS® LIBERTYSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following subaccounts are hereby added to the “Appendix - Designated Investment Options” as designated funds under the Retirement Income Max® rider.

TA AB Dynamic Allocation – Service Class

TA American Funds Managed Risk - Balanced – Service Class

TA BlackRock Global Allocation Managed Risk – Balanced – Service Class

TA BlackRock Smart Beta 50 – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Members® LibertySM Variable Annuity dated May 1, 2017